General and Administrative Expenses - Summary of Stock Grants Linked to Long-term and Short-term Performance (Details) - shares			12 Months Ended
		Feb. 07, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			Granted in 2020
Number of granted shares			13,402
Type of payment			Cash-settled
Linked to long term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			2,036,131
Linked to short-term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			2,338,189
KB Financial Group Inc. | Linked to long term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares		287,617
KB Financial Group Inc. | Series 30
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			Apr. 1, 2021
Number of granted shares		3,070
Vesting conditions			Services fulfillment, market performance3 30%, and non-market performance4 70%
KB Financial Group Inc. | Series 33
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			Jan. 1, 2022
Number of granted shares		55,868
Vesting conditions			Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
KB Financial Group Inc. | Series 34
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			Feb. 1, 2022
Number of granted shares		654
Vesting conditions			Services fulfillment, market performance3 30%, and non-market performance4 70%
KB Financial Group Inc. | Series 35
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			May 27, 2022
Number of granted shares		5,067
Vesting conditions			Services fulfillment, market performance3 30%, and non-market performance4 70%
KB Financial Group Inc. | Series 36
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			Jan. 1, 2023
Number of granted shares		55,645
Vesting conditions			Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
KB Financial Group Inc. | Series 38
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			Nov. 21, 2023
Number of granted shares		55,547
Vesting conditions			Services fulfillment, market performance3 30%, and non-market performance4 70%
KB Financial Group Inc. | Deferred grant in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares		3,183
Vesting conditions	[1]		Satisfied
KB Financial Group Inc. | Deferred grant in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares		943
Vesting conditions	[1]		Satisfied
KB Financial Group Inc. | Deferred grant In 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares		884
Vesting conditions	[1]		Satisfied
KB Financial Group Inc. | Deferred grant In 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares		9,493
Vesting conditions	[1]		Satisfied
KB Financial Group Inc. | Deferred grant in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares		18,105
Vesting conditions	[1]		Satisfied
KB Financial Group Inc. | Deferred grant In 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares		38,277
Vesting conditions	[1]		Satisfied
KB Financial Group Inc. | Deferred grant In 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares		40,881
Vesting conditions	[1]		Satisfied
KB Financial Group Inc. | Stock granted in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			2,097
Vesting conditions			Satisfied
KB Financial Group Inc. | Stock granted in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			3,034
Vesting conditions			Satisfied
KB Financial Group Inc. | Stock granted in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			306
Vesting conditions			Satisfied
KB Financial Group Inc. | Stock granted in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			380
Vesting conditions			Satisfied
KB Financial Group Inc. | Stock granted in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			10,514
Vesting conditions			Satisfied
KB Financial Group Inc. | Stock granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			23,677
Vesting conditions			Satisfied
KB Financial Group Inc. | Stock granted in 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			45,115
Vesting conditions			Satisfied
KB Financial Group Inc. | Stock granted in 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			46,045
Vesting conditions			Proportional to service period
Kookmin Bank | Linked to long term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			714,924
Kookmin Bank | Deferred grant in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			799
Vesting conditions	[1]		Satisfied
Kookmin Bank | Deferred grant in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			893
Vesting conditions	[1]		Satisfied
Kookmin Bank | Deferred grant In 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			1,145
Vesting conditions	[1]		Satisfied
Kookmin Bank | Deferred grant In 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			26,763
Vesting conditions	[1]		Satisfied
Kookmin Bank | Deferred grant in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			104,643
Vesting conditions	[1]		Satisfied
Kookmin Bank | Deferred grant In 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			87,342
Vesting conditions	[1]		Satisfied
Kookmin Bank | Deferred grant In 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			3,611
Vesting conditions	[1]		Satisfied
Kookmin Bank | Stock granted in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			419
Vesting conditions			Satisfied
Kookmin Bank | Stock granted in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			2,135
Vesting conditions			Satisfied
Kookmin Bank | Stock granted in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			535
Vesting conditions			Satisfied
Kookmin Bank | Stock granted in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			739
Vesting conditions			Satisfied
Kookmin Bank | Stock granted in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			44,890
Vesting conditions			Satisfied
Kookmin Bank | Stock granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			86,235
Vesting conditions			Satisfied
Kookmin Bank | Stock granted in 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			164,595
Vesting conditions			Satisfied
Kookmin Bank | Stock granted in 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			133,455
Vesting conditions			Proportional to service period
Kookmin Bank | Series 83
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			Apr. 1, 2021
Number of granted shares		14,972
Vesting conditions			Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 85
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			Jan. 1, 2022
Number of granted shares		259,752
Vesting conditions			Services fulfillment, market performance3 0~30%, and non-market performance4 70~100% Services fulfillment, market performance3 30%, and EPS & Asset Quality5 70%
Kookmin Bank | Series 86
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			Feb. 1, 2022
Number of granted shares		1,525
Vesting conditions			Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 88
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			Mar. 14, 2022
Number of granted shares		5,179
Vesting conditions			Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 90
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			Jul. 18, 2022
Number of granted shares		3,716
Vesting conditions			Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 91
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			Aug. 24, 2022
Number of granted shares		7,277
Vesting conditions			Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 92
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			Jan. 1, 2023
Number of granted shares			187,802
Vesting conditions			Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 93
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			Mar. 15, 2023
Number of granted shares			585
Vesting conditions			Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 94
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			Apr. 1, 2023
Number of granted shares			8,794
Vesting conditions			Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			Oct. 5, 2023
Number of granted shares			126
Vesting conditions			Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Other subsidiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Explanation of share options in share-based payment arrangement			The Group changed the scheme of share-based payments awarded to executives and employees from stock options to stock grants in November 2007. The stock grants award program is an incentive plan that sets, on grant date, the maximum number of shares that can be awarded. Actual shares to be granted is determined in accordance with achievement of pre-set performance targets over the vesting period.
Other subsidiaries | Linked to long term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			1,033,590
Other subsidiaries | Stock granted in 2010
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			106
Vesting conditions			Services fulfillment, market performance3 0~50%, and non-market performance4 50~100%
Other subsidiaries | Stock granted in 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			146
Other subsidiaries | Stock granted in 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			420
Other subsidiaries | Stock granted in 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			544
Other subsidiaries | Stock granted in 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			1,028
Other subsidiaries | Stock granted in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			2,014
Other subsidiaries | Stock granted in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			936
Other subsidiaries | Stock granted in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			9,162
Other subsidiaries | Stock granted in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			19,861
Other subsidiaries | Stock granted in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			23,789
Other subsidiaries | Stock granted in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			94,348
Other subsidiaries | Stock granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			120,615
Other subsidiaries | Stock granted in 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			392,509
Other subsidiaries | Stock granted in 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares			368,112
Other subsidiaries | Stock granted in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			4,048
Vesting conditions			Satisfied
Other subsidiaries | Stock granted in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			18,144
Vesting conditions			Satisfied
Other subsidiaries | Stock granted in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			35,359
Vesting conditions			Satisfied
Other subsidiaries | Stock granted in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			82,096
Vesting conditions			Satisfied
Other subsidiaries | Stock granted in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			91,957
Vesting conditions			Satisfied
Other subsidiaries | Stock granted in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			262,023
Vesting conditions			Satisfied
Other subsidiaries | Stock granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			461,736
Vesting conditions			Satisfied
Other subsidiaries | Stock granted in 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			511,024
Vesting conditions			Satisfied
Other subsidiaries | Stock granted in 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares			307,631
Vesting conditions			Proportional to service period

[1]	Executives and employees were given the right of choice about the timing of the deferred payment (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted shares is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.